SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
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Number of Reserved and Authorized Shares Under the Equity Incentive Plans
As of December 31, 2020, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

	2020
Stock Options outstanding	9.4
RSU outstanding	1.7
PSU outstanding	*	)
Ordinary shares available for issuance under the Equity Incentive Plans	3.7

Total Reserved and Authorized Shares as of December 31, 2020	14.8

*) Represents an amount lower than

0.1

Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information is as follows:

	Options	Weighted average exercise price	Aggregate intrinsic value
	2020

Outstanding at beginning of year	10.7	$101.57	$122.4
Granted	1.1	$111.81
Exercised	(2.3)	$83.80
Forfeited	(0.1)	$110.30

Outstanding at December 31, 2020	9.4	$106.99	$244.3

Exercisable at December 31, 2020	5.5	$102.90	$164.1

Summary of Restricted Stock Units Activity	A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2020

Unvested at beginning of year	1.4
Granted	0.9
Vested	(0.5)
Forfeited	(0.1)

Unvested, December 31, 2020	1.7

Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs
Stock-based compensation expense related to stock options, RSUs and PSUs is included in the consolidated statements of income as follows:

	Year ended December 31,
	2020	2019	2018

Cost of revenues	$4.5	$4.4	$3.6
Research and development	23.5	18.9	17.6
Selling and marketing	36.8	28.8	20.8
General and administrative	47.7	54.6	47.3

	$112.5	$106.7	$89.3